Subsequent Events (Details) - Subsequent Events [Member] - USD ($) $ in Thousands	Jul. 01, 2025	Aug. 18, 2025
Subsequent Events [Line Items]
Issuance of ordinary shares	999,720,000
Purchase price (in Dollars)	$ 629
Registered share capital		500,000,000,000